Segmented Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
General
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its CEO in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

With the disposition of Aitken Creek in 2023 (Note 21), the Corporation's non-regulated business is now reported in the Corporate and Other segment. Comparative figures were reclassified to conform with the revised presentation.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2023 or 2022.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $25 million in 2023 (2022 - $37 million) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.
Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at December 31, 2023 and 2022, there were no inter-segment loans outstanding. Interest charged on inter-segment loans was not material in 2023 and 2022

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2023
Revenue	2,085	3,006	1,360	1,955	738	528	1,761	11,433	84	—	11,517
Energy supply costs	—	1,290	499	760	—	153	1,069	3,771	—	—	3,771
Operating expenses	494	776	601	408	180	127	231	2,817	72	—	2,889
Depreciation and amortization	416	361	113	309	265	96	204	1,764	9	—	1,773
Operating income	1,175	579	147	478	293	152	257	3,081	3	—	3,084
Other income, net	82	49	54	34	6	4	23	252	39	—	291
Finance charges	427	145	67	163	125	79	86	1,092	213	—	1,305
Income tax expense	208	83	29	74	12	9	26	441	(81)	—	360
Net earnings	622	400	105	275	162	68	168	1,800	(90)	—	1,710
Non-controlling interests	114	—	—	1	—	—	22	137	—	—	137
Preference share dividends	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	508	400	105	274	162	68	146	1,663	(157)	—	1,506

Additions to property, plant and equipment and intangible assets	1,103	916	341	593	608	126	466	4,153	16	—	4,169

As at December 31, 2023
Goodwill	8,127	1,830	597	913	228	235	254	12,184	—	—	12,184
Total assets	24,269	12,784	5,371	9,225	5,962	2,715	5,227	65,553	401	(34)	65,920

Year ended December 31, 2022
Revenue	1,906	2,758	1,325	2,084	680	487	1,652	10,892	151	—	11,043
Energy supply costs	—	1,213	525	1,055	—	141	1,013	3,947	5	—	3,952
Operating expenses	481	691	571	364	166	133	217	2,623	60	—	2,683
Depreciation and amortization	385	365	104	298	243	67	187	1,649	19	—	1,668
Operating income	1,040	489	125	367	271	146	235	2,673	67	—	2,740
Other income, net	48	22	59	22	5	6	14	176	(11)	—	165
Finance charges	349	127	53	146	110	76	75	936	166	—	1,102
Income tax expense	184	56	28	39	15	12	22	356	(67)	—	289
Net earnings	555	328	103	204	151	64	152	1,557	(43)	—	1,514
Non-controlling interests	101	—	—	1	—	—	18	120	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	64	—	64
Net earnings attributable to common equity shareholders	454	328	103	203	151	64	134	1,437	(107)	—	1,330

Additions to property, plant and equipment and intangible assets	1,212	709	293	589	510	130	393	3,836	29	—	3,865

As at December 31, 2022
Goodwill	8,318	1,873	612	913	228	235	258	12,437	27	—	12,464
Total assets	23,478	12,678	5,131	8,875	5,547	2,596	4,916	63,221	1,043	(12)	64,252